UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Xaraf Management LLC
Address:  Two American Lane
          Greenwich, CT 06836-2571


13F File Number:   028-11799

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Lauren Rose
Title:    President, Xaraf Advisors Corp., Managing Member
Phone:    203-861-8220
Signature, Place and Date of Signing:

    Lauren Rose    Greenwich, Connecticut    February 14, 2013

Report Type (Check only one.):

[ X ]       13F HOLDINGS REPORT.
[   ]       13F NOTICE.
[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:   $330,472


List of Other Included Managers:

No. 13F File Number                     Name

01  028-05431                           Sunrise Partners Limited Partnership

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                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALERE INC                      COM              01449J105      947    51200 SH       DEFINED 01                       51200
ALLIANCE DATA SY 1.75% 01AUG13 SDBCV            018581AD0    26698 14500000 PRN      DEFINED 01                    14500000
ANIXTER INTL CV 1% 15FEB13     SDBCV            035290AJ4    10889  9500000 PRN      DEFINED 01                     9500000
ANNALY CAPITAL 4% 15FEB15      SDBCV            035710AA0     1162  1000000 PRN      DEFINED 01                     1000000
CADENCE DES CV 2.625% 01JUN15  SDBCV            127387AJ7     4594  2500000 PRN      DEFINED 01                     2500000
CITIGROUP INC-CW18             RT               172967234       52  1000000 SH       DEFINED 01                     1000000
COVANTA HOLD CV 3.25% 01JUN14  SDBCV            22282EAC6     5458  4500000 PRN      DEFINED 01                     4500000
DOMINION RES CV 2.125% 15DEC23 SDBCV            25746UAT6    14568  9600000 PRN      DEFINED 01                     9600000
ELECTRONIC ARTS .75% 15JUL16   SDBCV            285512AA7      741   800000 PRN      DEFINED 01                      800000
EXXON MOBIL CORP               COM              30231G102     8923   103100 SH  CALL DEFINED 01                           0
FEI COMPANY 2.875% 1JUN13      SDBCV            30241LAF6    11357  6000000 PRN      DEFINED 01                     6000000
FORD MOTOR CO-CW13             RT               345370134      263    66650 SH       DEFINED 01                       66650
GENCO SHIPPING & TRADING LTD   COM              Y2685T107      524   150000 SH  CALL DEFINED 01                           0
GILEAD SCI CV 1% 01MAY14 A     SDBCV            375558AN3    12298  7500000 PRN      DEFINED 01                     7500000
IBM CORP                       COM              459200101     5747    30000 SH  CALL DEFINED 01                           0
INOVIO PHARMACEUTICALS INC     COM              45773H102       65   129633 SH       DEFINED 01                      129633
KINDER MORGAN INC              COM              49456B101     2226    63000 SH  CALL DEFINED 01                           0
KINDER MORGAN INC-CW17-W/I     RT               49456B119       76    20000 SH       DEFINED 01                       20000
LIBERTY MEDIA 3.125% 30MAR23   SDBCV            530718AF2    16763 11500000 PRN      DEFINED 01                    11500000
LIBERTY MEDIA LLC 3.5% 15JAN31 SDB              530715AN1     1198  2500000 PRN      DEFINED 01                     2500000
METLIFE INC 5% 11SEPT13        CVPFD            59156R116     1552    35000 SH       DEFINED 01                       35000
MONSANTO CO                    COM              61166W101     3786    40000 SH  CALL DEFINED 01                           0
MYLAN INC CV 3.75% 15SEP15 A   SDBCV            628530AJ6    11693  5500000 PRN      DEFINED 01                     5500000
NATL RETL PROP 5.125% 15JUN28  SDBCV            637417AC0    10390  8500000 PRN      DEFINED 01                     8500000
NOVARTIS AG-ADR                ADR              66987V109     5697    90000 SH  PUT  DEFINED 01                           0
PROSHARES ULTRASHORT X         COM              74347B201     1244    19600 SH       DEFINED 01                       19600
PROSHARES ULTRASHORT X         COM              74347B201    21928   345600 SH  PUT  DEFINED 01                           0
RAYONIER TRS 4.5% 15AUG15      SDBCV            75508AAC0    11115  7000000 PRN      DEFINED 01                     7000000
SBA COMM CV 1.875% 01MAY13     SDBCV            78388JAN6    10231  6000000 PRN      DEFINED 01                     6000000
SBA COMMUN CV 4% 01OCT2014     SDBCV            78388JAM8     5889  2485000 PRN      DEFINED 01                     2485000
SPDR GOLD TRUST                COM              78463V107    32402   200000 SH  PUT  DEFINED 01                           0
TEVA PHARMACEUTICAL-SPON ADR   ADR              881624209     1475    39500 SH       DEFINED 01                       39500
TEXTRON INC 4.5% 01MAY13       SDBCV            883203BN0    18956 10000000 PRN      DEFINED 01                    10000000
TRIUMPH GROUP 2.625% 01OCT26   SDBCV            896818AB7    35279 14673000 PRN      DEFINED 01                    14673000
TW TELECOM CV 2.375% 01APR2026 SDBCV            887319AC5    18029 13149000 PRN      DEFINED 01                    13149000
TYSON FOODS CV 3.25% 15OCT13   SDBCV            902494AP8     5451  4500000 PRN      DEFINED 01                     4500000
US AIRWAYS CV 7.25% 15MAY14    SDBCV            911905AC1     6032  2000000 PRN      DEFINED 01                     2000000
VECTOR GROUP LTD FRN 15NOV14   SDBCV            92240MAS7     4774  4000000 PRN      DEFINED 01                     4000000
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